11 Greenway Plaza
Houston, TX 77046

invesco.com
September 2, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Equity Funds (Invesco Equity Funds)
CIK 00000105377
1933 Act Registration No. 002-25469
1940 Act Registration No. 811-01424
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM Equity Funds (Invesco Equity Funds) (the “Fund”) that the Prospectus and Statement of Additional Information relating to the Class R shares of:
Invesco Summit Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 146 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 28, 2025.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5231 or adrienne.ruffle@invesco.com.
Very truly yours,
/s/ Adrienne Ruffle
Adrienne Ruffle Associate General Counsel